EARNINGS (LOSS) PER SHARE ("EPS")	12 Months Ended
Mar. 31, 2020
EARNINGS (LOSS) PER SHARE ("EPS")
EARNINGS (LOSS) PER SHARE ("EPS")

Note 17– EARNINGS (LOSS) PER SHARE (“EPS”)

Basic EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the computation of the basic and diluted net earnings per share:

	Year ended	Year ended	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
	USD	USD	USD
Numerator:
Net (loss) income attributable to Hexindai Inc.'s shareholders	(71,198,381)	5,532,581	65,481,973

Denominator:
Weighted average number of ordinary shares outstanding-basic	48,757,199	48,693,162	44,977,780
Weighted average number of dilutive potential ordinary shares from share options	—	4,219,664	2,678,483
Weighted average number of ordinary shares outstanding-diluted	48,757,199	52,912,826	47,656,263
Basic net (loss) income per share	(1.46)	0.11	1.46
Diluted net (loss) income per share	(1.46)	0.10	1.37